Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Borrowings
2
5
.
Borrowings
The following table provides a breakdown for
non-current
and current borrowings:

	2022				2021
(Euro thousands)	Guaranteed	Secured	Unsecured	Total borrowings	Guaranteed	Secured	Unsecured	Total borrowings

At January 1,	12,457	7,840	46,474	66,771	1,500	1,452	15,885	18,837
Repayments	(1,440)	(112,559)	(111,018)	(225,017)	(2,103)	(93,709)	(20,775)	(116,587)
Conversion of debt to equity	—	—	—	—	—	—	(25,035)	(25,035)
Debt restructuring (1)	—	—	—	—	—	—	(7,380)	(7,380)
Business combination	—	—	—	—	12,700	—	459	13,159
Proceeds	20	112,511	78,198	190,729	360	99,702	76,112	176,174
Net foreign exchange difference	—	491	511	1,002	—	395	7,208	7,603

At December 31 ,	11,037	8,283	14,165	33,485	12,457	7,840	46,474	66,771

Repayable:
- Within one year	3,284	8,283	3,803	15,370	1,422	7,840	46,297	55,559
- In the second year	3,337	—	—	3,337	3,282	—	—	3,282
- In the third year	3,166	—	—	3,166	3,337	—	—	3,337
- Over three years	1,250	—	10,362	11,612	4,416	—	177	4,593

	11,037	8,283	14,165	33,485	12,457	7,840	46,474	66,771
Portion classified as current liabilities	(3,284)	(8,283)	(3,803)	(15,370)	(1,422)	(7,840)	(46,297)	(55,559)

Non-current portion	7,753	—	10,362	18,115	11,035	—	177	11,212

As at December 31, 202
2
, borrowings amounted to Euro11,037 thousand (December 31, 2021: Euro12,457 thousand) were guaranteed by a third party, SACE S.p.A.,the Italian export credit agency.
As at Dece
m
ber 31, 202
2
, borrowings amounted to Euro8,283 thousand (December 31, 2021: Euro7,840 thousand) were secured by the pledge of assets with carrying values at the end of each reporting period as follows:

	At December 31,
(Euro thousands)	2022	2021
Pledge of assets:
- Property, plant and equipment	10,535	9,345
- Inventories	20,333	19,187
- Other current assets	2,786	—
- Trade receivables	2,566	2,493

At December 31,	36,220	31,025

Apart from the above, certain borrowings are guaranteed by two subsidiaries, namely St. John Knits, Inc. and St. John Canada Corporation as at December 31, 2022.
The unsecured borrowings are principally used for operation of the Group.
The borrowings at rates ranging from 3.06% to 12.31% (2021: 0.00% to 10.00%) per annum.

The main terms of the borrowings are detailed as follows:

				At December 31, 2022
Borrower	Interest rate	Terms	Expiry date	Of which current portion	Of which non-current portion

				(Euro thousands)

Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	January 2023	633	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	February 2023	75	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	March 2023	283	—
St. John Knits, Inc.	Variable	LIBOR+7.50%	April 2023	8,283	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	April 2023	296	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	May 2023	294	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	June 2023	317	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	July 2023	606	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	August 2023	269	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	September 2023	269	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	October 2023	263	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	November 2023	229	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	December 2023	269	—
Sergio Rossi S.p.A	Variable	ECB+6.00%	September 2025	784	1,502
Sergio Rossi S.p.A	Variable	Euribor 3m+1.90%	June 2026	2,500	6,250
Fosun Fashion (Shanghai) Consulting Management Co., Ltd.	Fixed	10.00%	December 2027	—	10,363

Total				15,370	18,115

				At December 31, 2021
Borrower	Interest rate	Terms	Expiry date	Of which current portion	Of which non-current portion

				(Euro thousands)
Sergio Rossi S.p.A	Fixed	0.90%	March 2022	1	—
Sergio Rossi S.p.A	Fixed	1.45%	April 2022	458	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	April 2022	16,337	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	June 2022	166	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	June 2022	23,550	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	August 2022	111	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	September 2022	376	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	October 2022	103	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	November 2022	348	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	December 2022	337	—
Fosun Fashion (Shanghai) Consulting Management Co., Ltd.	Fixed	10.00%	December 2022	4,510	—
St. John Knits, Inc.	Variable	LIBOR+7.50%	April 2023	7,840	—
Fosun Fashion Brand Management Co.,Limited	Interest free	0.00%	December 2023	—	177
Sergio Rossi S.p.A	Variable	ECB+6.00%	September 2025	172	2,285
Sergio Rossi S.p.A	Variable	Euribor 3m+1.90%	June 2026	1,250	8,750

Total				55,559	11,212
Notes:

(1)
On July 21, 2021, the Group and each of certain bankers (the “Banks”) entered into a debt restructuring deed (the “Debt Restructuring Deed”), pursuant to which the Banks agree to assign and transfer to the Group all of its rights, titles, benefits and interests in the certain bank borrowings (“Defaulted Bank Borrowings”), for a consideration of approximately Euro8,013 thousand upon fulfilment of certain conditions while the outstanding balance of the Defaulted Bank Borrowings as at the date of the Debt Restructuring Deed was Euro
15,609
thousand.

During the year ended December 31, 2021, the Group has repaid total consideration to the Banks and the Defaulted Bank Borrowings have been fully settled. The Group recognized a gain on the debt restructuring in profit or loss. As at December 31, 2021, the Group is not in breach of any loan covenants of any bank borrowings.